REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION - Schedule of Total Revenues from External Customers by Geographical Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 2,181,294	$ 1,921,150	$ 1,648,016
Americas, principally the US
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,802,192	1,566,807	1,353,278
EMEA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	245,198	236,122	180,177
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,484	3,839	4,368
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 129,420	$ 114,382	$ 110,193